STOCK-BASED COMPENSATION Dow 2012 Additional Information (Details)	12 Months Ended
Dec. 31, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.38
Share-based Payment Arrangement, Option [Member] | The Dow Chemical Company 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	2.13%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	23.34%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.83%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 2 months 12 days